REVENUE (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of net operating revenue

	2021	2020	2019
Revenue from supply of energy (a)	29,619	26,432	26,928
Revenue from use of the electricity distribution systems (TUSD) (b)	3,448	3,022	2,722
CVA, and Other financial components (c)	2,146	455	58
Reimbursement of PIS/Pasep and Cofins over ICMS credits to customers– realization (1)	1,317	266	—
Transmission revenue
Transmission operation and maintenance revenue (d)	355	280	352
Transmission construction revenue (d) (note 14)	252	201	312
Interest revenue arising from the financing component in the transmission contract asset (d) (note 14)	660	438	328
Distribution construction revenue	1,852	1,436	980
Adjustment to expectation of cash flow from indemnifiable financial assets of distribution concession (e)	54	16	18
Revenue on financial updating of the Concession Grant Fee (f)	523	347	318
Energy transactions on the CCEE (g)	1,157	154	432
Mechanism for the sale of surplus (h)	453	234	—
Supply of gas	3,470	2,011	2,298
Fine for violation of service continuity indicator	(70)	(51)	(58)
Advances for services provided (i)	154	—	1,428
Other operating revenues (j)	1,935	1,709	1,721
Deductions on revenue (k)	(13,679)	(11,722)	(12,351)
Net revenue	33,646	25,228	25,486
(1)	For more information, see note 9a from these financial statements.

This table shows energy supply by type of customer:

This table shows energy supply by type of customer:

	GWh (1)			R$
	2021	2020	2019	2021	2020	2019
Residential	11,186	10,981	10,538	11,124	9,875	9,668
Industrial	16,361	12,731	14,873	5,275	4,171	4,760
Commercial, services and others	8,334	8,571	9,335	5,520	4,979	5,439
Rural	3,975	3,766	3,795	2,566	2,190	2,058
Public authorities	729	714	905	583	522	654
Public lighting	1,226	1,243	1,357	718	550	614
Public services	1,418	1,362	1,373	879	722	725
Subtotal	43,229	39,368	42,176	26,665	23,009	23,918
Own consumption	33	34	38	—	—	—
Unbilled revenue	—	—	—	(14)	9	134
	43,262	39,402	42,214	26,651	23,018	24,052
Wholesale supply to other concession holders (2)	10,825	13,907	11,920	3,023	3,363	2,943
Wholesale supply unbilled, net	—	—	—	(55)	51	(67)
Total	54,087	53,309	54,134	29,619	26,432	26,928
(1)	Data not examined by external auditors.
(2)	Includes a CCEAR (Regulated Market Sales Contract), ‘bilateral contracts’ with other agents, and the revenues from management of generation assets (GAG) for the 18 hydroelectric plants of Lot D of Auction no 12/2015.

The total amount of energy transported, in MWh, is as follows:

These are recognized upon the distribution infrastructure becoming available to customers, and the fair value of the consideration is calculated according to the TUSD tariff of those customers, set by the grantor. The total amount of energy transported, in MWh, is as follows:

	GWh (1)
	2021	2020	2019
Industrial	20,447	18,612	17,723
Commercial	1,535	1,300	1,320
Rural	44	32	17
Public authorities	4	—	—
Concessionaires	310	315	341
Total	22,340	20,259	19,401
(1)	Data not audited by external auditors

The margin defined for each performance obligation from the transmission concession contract is as follows:

The margin defined for each performance obligation from the transmission concession contract is as follows:

	2021	2020	2019 (1)
Construction and upgrades revenue	252	201	312
Construction and upgrades costs	(183)	(147)	(220)
Margin	69	54	92
Mark-up (%)	37.40%	36.73%	41.82%
Operation and maintenance revenue	355	279	352
Operation and maintenance cost	(235)	(223)	(388)
Margin	120	56	(36)
Mark-up (%)	50.88%	25,11%	(9.28%)

(1)	The negative margin observed in 2019 related to the performance obligation to operate and maintain is due the recognition of the non-recurring tax provision, in the amount of R$135.

Other operating revenues

j)	Other operating revenues
	2021	2020	2019
Charged service	17	11	17
Services rendered	53	139	183
Subsidies (1)	1,592	1,395	1,266
Rental and leasing	211	164	189
Reimbursement for decontracted supply (2)	27	—	65
Other	35	—	1
	1,935	1,709	1,721

(1)	Includes the revenue recognized for the tariff subsidies applied to users of the distribution system, in the amount of R$986 in 2021 (R$1,035 in 2020). Includes the subsidies for sources that are subject to incentive, rural, irrigators, public services and the generation sources that are subject to the incentive; and also includes the tariff flag revenue in the amount of R$108 in 2021, recognized because of the creditor position assumed by the Company in CCRBT; and revenue recognized arising from subsidies, in the amount of R$205, relating to the Program to Encourage Voluntary Reduction of Energy Consumption.
(2)	Reimbursement for suspension of energy supply –Renova.

Deductions on revenue

k)	Deductions on revenue

	2021	2020	2019
Taxes on revenue
ICMS	6,993	6,098	6,358
Cofins	2,842	2,214	2,408
PIS/Pasep	618	481	524
Others	11	5	7
	10,464	8,798	9,297
Charges to the customer
Global Reversion Reserve (RGR)	15	16	16
Energy Efficiency Program (PEE)	74	73	69
Energy Development Account (CDE)	2,658	2,443	2,448
Research and Development (R&D)	34	43	41
National Scientific and Technological Development Fund (FNDCT)	55	43	41
Energy System Expansion Research (EPE of MME)	27	21	20
Customer charges – Proinfa alternative sources program	66	39	52
Energy services inspection fee	35	35	30
Royalties for use of water resources	37	62	43
Customer charges – the ‘Flag Tariff’ system	162	149	294
CDE on R&D	21	—	—
CDE on PEE	31	—	—
	3,215	2,924	3,054
	13,679	11,722	12,351